Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.0%
		Australia: 3.6%
154,399		Aurizon Holdings Ltd.	$ 489,806	0.2
149,006		BHP Group Ltd.	3,506,989	1.7
195,786		BlueScope Steel Ltd.	1,442,476	0.7
12,175		CIMIC Group Ltd.	203,006	0.1
72,734		Newcrest Mining Ltd.	1,473,807	0.7
4,891		Rio Tinto Ltd.	305,488	0.2
			7,421,572	3.6

		Austria: 0.3%
16,135	(1)	Andritz AG	604,511	0.3

		Brazil: 0.5%
111,100		Vale SA	1,083,247	0.5

		Canada: 4.7%
4,666		Barrick Gold Corp.	112,206	0.1
35,206		BCE, Inc.	1,463,369	0.7
834		Canadian Pacific Railway Ltd.	209,038	0.1
43,550		Inter Pipeline Ltd.	398,856	0.2
135,266	(1)	Kinross Gold Corp.	879,276	0.4
38,638		Kirkland Lake Gold Ltd.	1,488,721	0.7
23,327		Methanex Corp.	377,983	0.2
23,297		Nutrien Ltd.	795,264	0.4
25,592		Rogers Communications, Inc.	1,072,490	0.5
10,291		TC Energy Corp.	463,781	0.2
116,982		Teck Resources Ltd.	1,111,323	0.5
84,959		TELUS Corp.	1,472,289	0.7
			9,844,596	4.7

		China: 4.0%
76,500		Anhui Conch Cement Co., Ltd. - H Shares	576,848	0.3
206,000		Beijing Enterprises Holdings Ltd.	687,724	0.3
962,000		China Communications Services Corp., Ltd. - H Shares	641,537	0.3
38,500		China Mobile Ltd.	272,224	0.1
106,600		China National Chemical Engineering Co. Ltd. - A Shares	83,224	0.1
738,000		China Railway Construction Corp. Ltd. - H Shares	662,640	0.3
196,000		China Resources Cement Holdings Ltd. - H Shares	247,630	0.1
2,668,000		China Telecom Corp., Ltd. - H Shares	885,063	0.4
272,000		CITIC Ltd.	260,955	0.1
142,240		Huaxin Cement Co. Ltd.	496,505	0.3
782,680		Hunan Valin Steel Co. Ltd. - A Shares	417,332	0.2
884,000		Kunlun Energy Co. Ltd.	545,213	0.3
195,600		Nanjing Iron & Steel Co. Ltd.	74,280	0.0
232,700		Sansteel Minguang Co. Ltd. Fujian - A Shares	220,157	0.1
67,200		Sany Heavy Industry Co. Ltd. - A Shares	173,214	0.1

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		China: (continued)
1,576,300		Shanghai Construction Group Co. Ltd. - A Shares	$ 683,297	0.3
3,474,000		Sinopec Shanghai Petrochemical Co. Ltd. - H Shares	864,825	0.4
70,500		Sinotruk Hong Kong Ltd.	171,843	0.1
590,400		Xinjiang Zhongtai Chemical Co. Ltd. - A Shares	368,610	0.2
			8,333,121	4.0

		Egypt: 0.1%
444,037		ElSewedy Electric Co.	209,985	0.1

		Finland: 0.2%
23,073		Fortum OYJ	444,352	0.2

		France: 5.4%
19,567		Air Liquide SA	2,660,720	1.3
13,104		Alstom SA	551,542	0.2
15,773		Arkema SA	1,383,140	0.7
19,677		Cie de Saint-Gobain	643,940	0.3
16,036	(1)	Eiffage SA	1,463,852	0.7
24,929	(1)	Engie SA	296,263	0.1
137,012		Orange SA	1,647,773	0.8
1,732	(1)	Safran S.A.	166,893	0.1
24,598		Schneider Electric SE	2,435,517	1.2
			11,249,640	5.4

		Germany: 1.5%
26,634	(2)	Covestro AG	990,173	0.5
75,960	(1)	Deutsche Lufthansa AG	772,181	0.4
38,082	(1)	Deutsche Telekom AG	597,645	0.3
5,039		GEA Group AG	151,026	0.1
4,857		HeidelbergCement AG	242,953	0.1
2,973		Siemens AG	327,788	0.1
			3,081,766	1.5

		Hong Kong: 1.5%
32,500		CK Infrastructure Holdings Ltd.	163,310	0.1
131,500		CLP Holdings Ltd.	1,290,770	0.6
201,000		HKT Trust / HKT Ltd.	285,943	0.1
262,000		NWS Holdings Ltd.	206,654	0.1
223,000		Power Assets Holdings Ltd.	1,248,713	0.6
			3,195,390	1.5

		India: 0.9%
119,191		Hindalco Industries Ltd.	219,729	0.1
288,120		Petronet LNG Ltd.	964,405	0.4
199,633		Tata Steel Ltd.	781,294	0.4
			1,965,428	0.9

		Ireland: 1.6%
46,303		CRH PLC	1,491,036	0.7
6,103		Smurfit Kappa PLC	199,298	0.1
18,962		Trane Technologies PLC	1,710,562	0.8
			3,400,896	1.6

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: 1.3%
338,149		Enel S.p.A.	$ 2,614,476	1.3

		Japan: 11.3%
45,200		Alps Alpine Co. Ltd.	547,805	0.3
9,900		Central Japan Railway Co.	1,696,680	0.8
101,700		Chubu Electric Power Co., Inc.	1,370,893	0.7
1,300		Daikin Industries Ltd.	191,419	0.1
14,100		East Japan Railway Co.	1,107,453	0.5
46,200		Electric Power Development Co., Ltd.	874,691	0.4
58,500		Hitachi Ltd.	1,889,505	0.9
4,600		Hoshizaki Corp.	371,377	0.2
18,700		Japan Airlines Co. Ltd.	367,207	0.2
117,100		Kajima Corp.	1,329,666	0.6
66,600		Kamigumi Co., Ltd.	1,305,262	0.6
66,400		Kansai Electric Power Co., Inc.	662,603	0.3
300		Keyence Corp.	123,570	0.1
25,500		Kyocera Corp.	1,381,325	0.7
4,700		Kyushu Railway Co.	133,564	0.1
42,200		LIXIL Group Corp.	589,541	0.3
168,100		Marubeni Corp.	818,432	0.4
78,800		Mitsubishi Corp.	1,841,651	0.9
14,000		Nippon Telegraph & Telephone Corp.	318,657	0.1
59,400		NTT DoCoMo, Inc.	1,632,531	0.8
10,800		Shin-Etsu Chemical Co., Ltd.	1,264,820	0.6
9,500		SoftBank Group Corp.	433,920	0.2
36,000		Taisei Corp.	1,250,557	0.6
17,300		Toshiba Corp.	474,465	0.2
18,500		Tosoh Corp.	257,980	0.1
19,300		West Japan Railway Co.	1,249,435	0.6
7,000		Yokogawa Electric Corp.	101,250	0.0
			23,586,259	11.3

		Malaysia: 0.6%
163,600		MISC Bhd	313,002	0.1
649,400		Petronas Chemicals Group Bhd	943,628	0.5
			1,256,630	0.6

		Netherlands: 1.1%
10,469	(1)	Airbus SE	669,043	0.3
25,684		ArcelorMittal SA	245,988	0.1
1,327		Koninklijke DSM NV	169,743	0.1
464,772		Koninklijke KPN NV	1,136,075	0.6
			2,220,849	1.1

		Norway: 0.3%
42,399		Telenor ASA	642,660	0.3

		Philippines: 0.1%
3,030		Globe Telecom, Inc.	137,322	0.1

		Russia: 0.3%
5,632,000		Inter RAO UES PJSC	398,766	0.2
12,892		Severstal PAO	171,727	0.1
			570,493	0.3

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Saudi Arabia: 0.2%
28,569		Sahara International Petrochemical Co.	$ 111,488	0.1
39,242		Saudi Industrial Investment Group	205,467	0.1
			316,955	0.2

		Singapore: 0.7%
364,500		ComfortDelgro Corp., Ltd.	372,397	0.2
84,900		Singapore Technologies Engineering Ltd.	192,272	0.1
1,446,200		Yangzijiang Shipbuilding Holdings Ltd.	965,168	0.4
			1,529,837	0.7

		South Africa: 0.1%
8,211		Kumba Iron Ore Ltd.	221,754	0.1

		South Korea: 2.7%
14,656		Daelim Industrial Co., Ltd.	1,096,725	0.5
46,577		GS Engineering & Construction Corp.	1,078,219	0.5
27,793		HDC Hyundai Development Co-Engineering & Construction	449,062	0.2
1,270		Hyundai Glovis Co., Ltd.	116,282	0.1
25,290		Posco International Corp.	327,791	0.2
35,045	(1)	Samsung Engineering Co. Ltd.	344,294	0.2
6,071		SK Holdings Co. Ltd.	1,177,070	0.6
5,307		SK Telecom Co., Ltd.	926,877	0.4
			5,516,320	2.7

		Spain: 1.5%
50,830		ACS Actividades de Construccion y Servicios SA	1,300,743	0.6
3,859	(1),(2)	Aena SME SA	549,168	0.2
39,418		Enagas	888,471	0.4
9,133		Iberdrola S.A. - IBEE	98,887	0.1
15,815		Red Electrica Corp. SA	278,473	0.1
19,522	(1)	Telefonica S.A.	91,416	0.1
			3,207,158	1.5

		Sweden: 3.7%
19,742		Assa Abloy AB	402,942	0.2
4,170		Atlas Copco AB - A Shares	164,944	0.1
20,524		Boliden AB - BOLS	448,478	0.2
106,240	(1)	Sandvik AB	1,776,076	0.9
79,892		SKF AB - B Shares	1,477,062	0.7
156,464		Telefonaktiebolaget LM Ericsson	1,432,795	0.7
132,369		Volvo AB - B Shares	1,888,823	0.9
			7,591,120	3.7

		Switzerland: 0.8%
200		Geberit AG - Reg	97,858	0.0
37,759		LafargeHolcim Ltd.-CHF	1,574,382	0.8
			1,672,240	0.8

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Taiwan: 1.2%
1,735,949		Eva Airways Corp.	$ 636,695	0.3
270,000		Foxconn Technology Co., Ltd.	486,191	0.2
240,000		Synnex Technology International Corp.	355,344	0.2
253,000		Zhen Ding Technology Holding Ltd.	1,011,131	0.5
			2,489,361	1.2

		United Arab Emirates: 0.5%
226,533		Emirates Telecommunications Group Co. PJSC	966,246	0.5

		United Kingdom: 3.8%
87,118		Anglo American PLC	1,844,197	0.9
65,134		Ashtead Group PLC	1,945,041	0.9
14,537		BAE Systems PLC	89,719	0.0
517,573		BT Group PLC	745,159	0.4
577,474		Centrica Plc	261,986	0.1
30,075		Evraz PLC	105,379	0.1
96,705		TechnipFMC PLC	715,617	0.3
1,360,619		Vodafone Group PLC	2,237,529	1.1
			7,944,627	3.8

		United States: 43.5%
3,174		3M Co.	496,541	0.2
99,856		AES Corp.	1,247,201	0.6
7,830		Air Products & Chemicals, Inc.	1,892,119	0.9
5,450		Allegion Public Ltd.	543,365	0.3
20,687		Ameren Corp.	1,545,940	0.7
20,223		American Electric Power Co., Inc.	1,724,011	0.8
10,822		American Water Works Co., Inc.	1,374,394	0.7
21,037		Ametek, Inc.	1,929,303	0.9
111,970		AT&T, Inc.	3,455,394	1.7
5,039	(1)	Axalta Coating Systems Ltd.	116,451	0.1
9,516		Boeing Co.	1,387,909	0.7
4,999	(1)	Carrier Global Corp.	102,330	0.0
845		Caterpillar, Inc.	101,510	0.0
11,437		CDW Corp.	1,268,478	0.6
18,754		Celanese Corp. - Series A	1,686,172	0.8
117,425		Cisco Systems, Inc.	5,615,264	2.7
37,362		CSX Corp.	2,674,372	1.3
11,805		Cummins, Inc.	2,002,128	1.0
1,220		Dominion Energy, Inc.	103,712	0.1
4,639		Dow, Inc.	179,065	0.1
15,846		DTE Energy Co.	1,704,554	0.8
1,111		Duke Energy Corp.	95,135	0.0
8,351		Eastman Chemical Co.	568,536	0.3
24,079		Eaton Corp. PLC	2,044,307	1.0
11,887		Edison International	690,754	0.3
7,450		Emerson Electric Co.	454,599	0.2
24,850		Evergy, Inc.	1,532,997	0.7
52,708		Exelon Corp.	2,019,243	1.0
6,262	(1)	F5 Networks, Inc.	907,489	0.4
2,309		FirstEnergy Corp.	97,578	0.0
6,054		Flir Systems, Inc.	279,695	0.1
2,279		FMC Corp.	224,276	0.1
28,227		General Electric Co.	185,451	0.1
45,978	(1)	HD Supply Holdings, Inc.	1,457,962	0.7

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
5,498		Heico Corp. - HEI	$ 553,978	0.3
23,578		Honeywell International, Inc.	3,438,851	1.7
20,531	(1)	Ingersoll Rand, Inc.	578,974	0.3
19,975		International Paper Co.	680,149	0.3
15,628		Johnson Controls International plc	490,875	0.2
5,397		Kansas City Southern	812,356	0.4
1,709	(1)	Keysight Technologies, Inc.	184,794	0.1
97,827		Kinder Morgan, Inc.	1,545,667	0.7
1,451		L3Harris Technologies, Inc.	289,402	0.1
4,360		Linde Public Ltd.	882,202	0.4
2,810		Lockheed Martin Corp.	1,091,516	0.5
5,200		Masco Corp.	242,580	0.1
5,094		NextEra Energy, Inc.	1,301,823	0.6
6,323		Norfolk Southern Corp.	1,127,328	0.5
730		Northrop Grumman Corp.	244,696	0.1
22,372		NRG Energy, Inc.	806,511	0.4
40,994		Nucor Corp.	1,732,406	0.8
17,439		OGE Energy Corp.	546,189	0.3
6,244		Old Dominion Freight Line	1,068,286	0.5
14,338		Oneok, Inc.	526,061	0.3
2,499		Otis Worldwide Corp.	131,572	0.1
33,815		Owens Corning, Inc.	1,775,288	0.9
15,414		Packaging Corp. of America	1,563,134	0.8
12,206		Parker Hannifin Corp.	2,196,714	1.1
12,265		Pinnacle West Capital Corp.	955,444	0.5
10,323		PPG Industries, Inc.	1,049,539	0.5
22,640		PPL Corp.	632,562	0.3
8,007		Public Service Enterprise Group, Inc.	408,677	0.2
29,603		Raytheon Technologies Corp.	1,909,986	0.9
768		Rockwell Automation, Inc.	166,011	0.1
5,937		Roper Technologies, Inc.	2,337,991	1.1
21,024		Schlumberger Ltd.	388,313	0.2
12,610		Sempra Energy	1,592,769	0.8
1,127		Sherwin-Williams Co.	669,269	0.3
1,591		Southern Co.	90,798	0.0
29,426		Southwest Airlines Co.	944,575	0.5
55,382		Steel Dynamics, Inc.	1,470,946	0.7
16,065	(1)	T-Mobile US, Inc.	1,607,143	0.8
1,073		TransDigm Group, Inc.	455,832	0.2
16,533		Union Pacific Corp.	2,808,295	1.4
2,584		United Parcel Service, Inc. - Class B	257,651	0.1
7,889	(1)	United Rentals, Inc.	1,095,703	0.5
63,419		Verizon Communications, Inc.	3,638,982	1.8
38,108		Vistra Energy Corp.	778,928	0.4
17,402		WestRock Co.	488,300	0.2
50,472		Williams Cos., Inc.	1,031,143	0.5

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States: (continued)
483	(1) Zebra Technologies Corp.	$ 126,218	0.1
		90,424,662	43.5

	Total Common Stock
	(Cost $209,564,250)	203,743,473	98.0

EXCHANGE-TRADED FUNDS: 2.8%
79,055	iShares MSCI ACWI ETF	5,709,352	2.8

	Total Exchange-Traded Funds
	(Cost $5,690,558)	5,709,352	2 .8

PREFERRED STOCK: 0.4%
	Brazil: 0.4%
96,669	Telefonica Brasil SA	849,610	0.4

	Total Preferred Stock
	(Cost $1,390,751)	849,610	0.4

	Total Long-Term Investments
	(Cost $216,645,559)	210,302,435	101.2

SHORT-TERM INVESTMENTS: 0.6%
	Mutual Funds: 0.6%
1,190,000	(3) Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.150%
	(Cost $1,190,000)	1,190,000	0.6

	Total Short-Term Investments
	(Cost $1,190,000)	1,190,000	0.6

	Total Investments in Securities (Cost $217,835,559)	$ 211,492,435	101.8
	Liabilities in Excess of Other Assets	(3,670,052)	(1.8)
	Net Assets	$ 207,822,383	100.0

(1)	Non-income producing security.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Rate shown is the 7-day yield as of May 31, 2020.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Industry Diversification	Percentage of Net Assets
Materials	9.6%
Industrials	7.1
Utilities	4.8
Electric Utilities	4.7
Telecommunications	4.3
Engineering&Construction	3.8
Telecommunication Services	3.8
Industrial Conglomerates	3.2
Communications Equipment	3.1
Railroads	3.0
Exchange-Traded Funds	2.8
Integrated Telecommunication Services	2.8
Electric	2.4
Wireless Telecommunication Services	2.3
Road & Rail	2.3
Construction Machinery & Heavy Trucks	2.1
Electrical Components & Equipment	2.1
Chemicals	2.1
Information Technology	2.0
Industrial Machinery	1.8
Diversified Metals & Mining	1.7
Multi-Utilities	1.6
Steel	1.5
Mining	1.5
Electronics	1.5
Paper Packaging	1.3
Industrial Gases	1.3
Transportation	1.2
Oil & Gas Storage & Transportation	1.2
Building Materials	1.1
Aerospace & Defense	1.0
Aerospace/Defense	1.0
Machinery-Constr&Mining	1.1
Electrical Equipment	1.0
Commercial Services	0.9
Electronic Equipment & Instruments	0.9
Trading Companies & Distributors	0.9
Pipelines	0.8
Distribution/Wholesale	0.9
Miscellaneous Manufactur	0.8
Computers	0.8
Iron/Steel	0.7
Specialty Chemicals	0.7
Water Utilities	0.7
Machinery-Diversified	0.7
Internet	0.6
Oil & Gas Equipment & Services	0.5
Airlines	0.5
Shipbuilding	0.4
Gas	0.4
Construction & Engineering	0.3
Building Products	0.3
Airport Services	0.2
Oil&Gas	0.3
Metal Fabricate/Hardware	0.2
Home Furnishings	0.2
Electrical Compo&Equip	0.1
Investment Companies	0.1
Forest Products&Paper	0.1
Machinery	0.1
Short-Term Investments	0.6
Liabilities in Excess of Other Assets	(1.8)
Net Assets	100.0%

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2020
Asset Table
Investments, at fair value
Common Stock
Australia	$ –	$ 7,421,572	$ –	$ 7,421,572
Austria	–	604,511	–	604,511
Brazil	1,083,247	–	–	1,083,247
Canada	9,844,596	–	–	9,844,596
China	–	8,333,121	–	8,333,121
Egypt	–	209,985	–	209,985
Finland	–	444,352	–	444,352
France	–	11,249,640	–	11,249,640
Germany	–	3,081,766	–	3,081,766
Hong Kong	–	3,195,390	–	3,195,390
India	–	1,965,428	–	1,965,428
Ireland	1,710,562	1,690,334	–	3,400,896
Italy	–	2,614,476	–	2,614,476
Japan	–	23,586,259	–	23,586,259
Malaysia	–	1,256,630	–	1,256,630
Netherlands	–	2,220,849	–	2,220,849
Norway	–	642,660	–	642,660
Philippines	–	137,322	–	137,322
Russia	–	570,493	–	570,493
Saudi Arabia	–	316,955	–	316,955
Singapore	–	1,529,837	–	1,529,837
South Africa	–	221,754	–	221,754
South Korea	–	5,516,320	–	5,516,320
Spain	549,168	2,657,990	–	3,207,158
Sweden	–	7,591,120	–	7,591,120
Switzerland	–	1,672,240	–	1,672,240
Taiwan	–	2,489,361	–	2,489,361
United Arab Emirates	–	966,246	–	966,246
United Kingdom	715,617	7,229,010	–	7,944,627
United States	90,424,662	–	–	90,424,662
Total Common Stock	104,327,852	99,415,621	–	203,743,473
Exchange-Traded Funds	5,709,352	–	–	5,709,352
Preferred Stock	849,610	–	–	849,610
Short-Term Investments	1,190,000	–	–	1,190,000
Total Investments, at fair value	$ 112,076,814	$ 99,415,621	$ –	$ 211,492,435
Liabilities Table
Other Financial Instruments+
Written Options	$ –	$ (4,288,437)	$ –	$ (4,288,437)
Total Liabilities	$ –	$ (4,288,437)	$ –	$ (4,288,437)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya Infrastructure, Industrials and Materials Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2020 (Unaudited) (Continued)

At May 31, 2020, the following OTC written equity options were outstanding for Voya Infrastructure, Industrials and Materials Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

Industrial Select Sector SPDR® Fund	Goldman Sachs International	Call	06/04/20	USD	65 .170	221,149	USD	14,965,153	$433,386	$(610,305)
iShares MSCI EAFE ETF	UBS AG	Call	06/18/20	USD	55 .110	680,457	USD	40,582,455	896,230	(2,852,738)
iShares MSCI Emerging Markets ETF	Goldman Sachs International	Call	06/18/20	USD	36 .530	177,936	USD	6,713,525	230,303	(283,079)
Materials Select Sector SPDR® Fund	BNP Paribas	Call	06/04/20	USD	52 .660	186,970	USD	10,367,487	319,980	(542,315)
									$1,879,899	$(4,288,437)

Currency Abbreviations
USD	-	United States Dollar

At May 31, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $216,239,510.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$22,531,826
Gross Unrealized Depreciation	(31,581,183)
Net Unrealized Depreciation	$(9,049,357)